Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Addition for the year	€ 120.1	€ 73.0	€ 211.8
Cost of Sales [Member]
Inventory [Line Items]
Addition for the year	101.3	69.2	206.7
Research and Development Costs [Member]
Inventory [Line Items]
Addition for the year	€ 18.8	€ 3.8	€ 5.1